Accumulated other Comprehensive Income (Loss)	9 Months Ended
Sep. 30, 2021
Accumulated Other Comprehensive Income Loss [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 11:- ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table summarizes the changes in accumulated balances of other comprehensive income (loss), net of taxes:

	Unrealized gain (loss) on marketable securities	Unrealized gain on cash flow hedges	Foreign currency translation adjustment	Total
	Unaudited
Nine months ended September 30, 2021:
Beginning balance	$1,933	$-	$800	$2,733
Other comprehensive income (loss) before reclassifications	(1,149)	(27)	-	(1,176)
Amounts reclassified from accumulated other comprehensive income	(32)	75	-	43
Net current period other Comprehensive income (loss)	(1,181)	48	-	(1,133)
Ending Balance	$752	$48	$800	$1,600